Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Pay Versus Performance
YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR SCHERTELL ($)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR KRAMER ($)(2)	COMPENSATION ACTUALLY PAID TO SCHERTELL ($)(3)	COMPENSATION ACTUALLY PAID TO KRAMER ($)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS ($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS ($)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(4)		NET INCOME ($ Millions)	ADJUSTED EBITDA ($ Millions)(6)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2022	3,476,043	14,274,246	2,066,898	11,257,027	3,083,162	1,936,394	58.69	136.42	(6.6)	304.7
2021	N/A	5,150,672	N/A	3,516,159	1,290,711	938,432	78.52	145.27	88.9	209.1
2020	N/A	5,757,874	N/A	5,448,268	1,466,461	1,052,550	101.04	122.68	83.8	212.9

(1)
The Principal Executive Officer (“PEO”) and Named Executive Officers for the applicable years were as follows:

•
2022: Julie Schertell assumed the role of the Company’s President and Chief Executive Officer on July 6, 2022 and Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer during 2022 through July 5, 2022. The Company’s other Named Executive Officers for 2022 were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; Michael Rickheim; and Tracey Peacock.

•
2021: Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer for the entirety of 2021 and the Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; and Tracey Peacock.

•
2020: Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer for the entirety of 2020 and the Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; and Daniel Lister.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Ms. Schertell and Dr. Kramer and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Named Executive Officers reported for the applicable year other than the PEOs for such years.

(3)
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Ms. Schertell and Dr. Kramer and for the average of the other Named Executive Officers is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The TSR Peer Group consists of companies in the S&P SmallCap 600 Materials Index.

(6)
As noted in the CD&A, for 2022, the Compensation Committee determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in our post-Merger annual incentive program as well as our pre-Merger performance share awards. Adjusted EBITDA is defined as the sum of (a) Net Income, (b) interest expense, (c) depreciation and amortization expense, and (d) taxes on a consolidated basis for continuing operations. For these purposes, “Net Income” does not include (a) any extraordinary gains or losses, (b) any nonrecurring gains or losses, (c) any gains or losses from asset sales, or (d) any facility/asset closure or restructuring costs.
CAP Adjustments
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)(a)	(MINUS) CHANGE IN ACCUMULATED BENEFITS UNDER DEFINED BENEFIT AND ACTUARIAL PENSION PLANS ($)(b)	PLUS SERVICE COSTS UNDER DEFINED BENEFIT AND ACTUARIAL PENSION PLANS ($)(c)	(MINUS) GRANT DATE FAIR VALUE OF STOCK AWARDS GRANTED IN FISCAL YEAR ($)(d)	PLUS FAIR VALUE AT FISCAL YEAR-END OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN FISCAL YEAR ($)(e)	PLUS/(MINUS) CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS ($)(f)	PLUS FAIR VALUE AT VESTING OF STOCK AWARDS GRANTED IN FISCAL YEAR THAT VESTED DURING FISCAL YEAR ($)(g)	PLUS/(MINUS) CHANGE IN FAIR VALUE AS OF VESTING DATE OF STOCK AWARDS GRANTED IN PRIOR YEARS FOR WHICH APPLICABLE VESTING CONDITIONS WERE SATISFIED DURING FISCAL YEAR ($)(h)	(MINUS) FAIR VALUE AS OF PRIOR FISCAL YEAR-END OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS THAT FAILED TO MEET APPLICABLE VESTING CONDITIONS DURING FISCAL YEAR ($)(i)	EQUALS COMPENSATION ACTUALLY PAID ($)
Julie Schertell
2022	3,476,043	—	—	(1,790,000)	470,473	(75,575)	—	(14,043)	—	2,066,898
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Jeffrey Kramer
2022	14,274,246	—	—	(4,879,284)	—	—	2,358,349	(496,284)	—	11,257,027
2021	5,150,672	—	—	(3,291,640)	2,182,031	(1,013,582)	—	488,678	—	3,516,159
2020	5,757,874	—	—	(3,110,928)	3,074,670	(11,170)	—	(262,178)	—	5,448,268
Other Named Executive Officers (Average)(j)
2022	3,083,162	(5,501)	5,501	(1,886,660)	757,404	(90,068)	75,909	(3,353)	—	1,936,394
2021	1,290,711	(3,025)	3,025	(598,090)	369,290	(167,603)	—	44,124	—	938,432
2020	1,466,461	(10,411)	10,411	(608,612)	475,782	(1,596)	—	(36,289)	(243,196)	1,052,550

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other Named Executive Officers, amounts shown represent averages.

(b)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)
See footnote 1 above for the Named Executive Officers included in the average for each year.

Company Selected Measure Name	ADJUSTED EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The Principal Executive Officer (“PEO”) and Named Executive Officers for the applicable years were as follows:

•
2022: Julie Schertell assumed the role of the Company’s President and Chief Executive Officer on July 6, 2022 and Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer during 2022 through July 5, 2022. The Company’s other Named Executive Officers for 2022 were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; Michael Rickheim; and Tracey Peacock.

•
2021: Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer for the entirety of 2021 and the Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; and Tracey Peacock.

•
2020: Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer for the entirety of 2020 and the Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; and Daniel Lister.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Ms. Schertell and Dr. Kramer and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Named Executive Officers reported for the applicable year other than the PEOs for such years.

Peer Group Issuers, Footnote [Text Block]	(5) The TSR Peer Group consists of companies in the S&P SmallCap 600 Materials Index.
Adjustment To PEO Compensation, Footnote [Text Block]
(6)
As noted in the CD&A, for 2022, the Compensation Committee determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in our post-Merger annual incentive program as well as our pre-Merger performance share awards. Adjusted EBITDA is defined as the sum of (a) Net Income, (b) interest expense, (c) depreciation and amortization expense, and (d) taxes on a consolidated basis for continuing operations. For these purposes, “Net Income” does not include (a) any extraordinary gains or losses, (b) any nonrecurring gains or losses, (c) any gains or losses from asset sales, or (d) any facility/asset closure or restructuring costs.
CAP Adjustments
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)(a)	(MINUS) CHANGE IN ACCUMULATED BENEFITS UNDER DEFINED BENEFIT AND ACTUARIAL PENSION PLANS ($)(b)	PLUS SERVICE COSTS UNDER DEFINED BENEFIT AND ACTUARIAL PENSION PLANS ($)(c)	(MINUS) GRANT DATE FAIR VALUE OF STOCK AWARDS GRANTED IN FISCAL YEAR ($)(d)	PLUS FAIR VALUE AT FISCAL YEAR-END OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN FISCAL YEAR ($)(e)	PLUS/(MINUS) CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS ($)(f)	PLUS FAIR VALUE AT VESTING OF STOCK AWARDS GRANTED IN FISCAL YEAR THAT VESTED DURING FISCAL YEAR ($)(g)	PLUS/(MINUS) CHANGE IN FAIR VALUE AS OF VESTING DATE OF STOCK AWARDS GRANTED IN PRIOR YEARS FOR WHICH APPLICABLE VESTING CONDITIONS WERE SATISFIED DURING FISCAL YEAR ($)(h)	(MINUS) FAIR VALUE AS OF PRIOR FISCAL YEAR-END OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS THAT FAILED TO MEET APPLICABLE VESTING CONDITIONS DURING FISCAL YEAR ($)(i)	EQUALS COMPENSATION ACTUALLY PAID ($)
Julie Schertell
2022	3,476,043	—	—	(1,790,000)	470,473	(75,575)	—	(14,043)	—	2,066,898
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Jeffrey Kramer
2022	14,274,246	—	—	(4,879,284)	—	—	2,358,349	(496,284)	—	11,257,027
2021	5,150,672	—	—	(3,291,640)	2,182,031	(1,013,582)	—	488,678	—	3,516,159
2020	5,757,874	—	—	(3,110,928)	3,074,670	(11,170)	—	(262,178)	—	5,448,268
Other Named Executive Officers (Average)(j)
2022	3,083,162	(5,501)	5,501	(1,886,660)	757,404	(90,068)	75,909	(3,353)	—	1,936,394
2021	1,290,711	(3,025)	3,025	(598,090)	369,290	(167,603)	—	44,124	—	938,432
2020	1,466,461	(10,411)	10,411	(608,612)	475,782	(1,596)	—	(36,289)	(243,196)	1,052,550

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other Named Executive Officers, amounts shown represent averages.

(b)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)
See footnote 1 above for the Named Executive Officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 3,083,162	$ 1,290,711	$ 1,466,461
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,936,394	938,432	1,052,550
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)
As noted in the CD&A, for 2022, the Compensation Committee determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in our post-Merger annual incentive program as well as our pre-Merger performance share awards. Adjusted EBITDA is defined as the sum of (a) Net Income, (b) interest expense, (c) depreciation and amortization expense, and (d) taxes on a consolidated basis for continuing operations. For these purposes, “Net Income” does not include (a) any extraordinary gains or losses, (b) any nonrecurring gains or losses, (c) any gains or losses from asset sales, or (d) any facility/asset closure or restructuring costs.
CAP Adjustments
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)(a)	(MINUS) CHANGE IN ACCUMULATED BENEFITS UNDER DEFINED BENEFIT AND ACTUARIAL PENSION PLANS ($)(b)	PLUS SERVICE COSTS UNDER DEFINED BENEFIT AND ACTUARIAL PENSION PLANS ($)(c)	(MINUS) GRANT DATE FAIR VALUE OF STOCK AWARDS GRANTED IN FISCAL YEAR ($)(d)	PLUS FAIR VALUE AT FISCAL YEAR-END OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN FISCAL YEAR ($)(e)	PLUS/(MINUS) CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS ($)(f)	PLUS FAIR VALUE AT VESTING OF STOCK AWARDS GRANTED IN FISCAL YEAR THAT VESTED DURING FISCAL YEAR ($)(g)	PLUS/(MINUS) CHANGE IN FAIR VALUE AS OF VESTING DATE OF STOCK AWARDS GRANTED IN PRIOR YEARS FOR WHICH APPLICABLE VESTING CONDITIONS WERE SATISFIED DURING FISCAL YEAR ($)(h)	(MINUS) FAIR VALUE AS OF PRIOR FISCAL YEAR-END OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS THAT FAILED TO MEET APPLICABLE VESTING CONDITIONS DURING FISCAL YEAR ($)(i)	EQUALS COMPENSATION ACTUALLY PAID ($)
Julie Schertell
2022	3,476,043	—	—	(1,790,000)	470,473	(75,575)	—	(14,043)	—	2,066,898
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Jeffrey Kramer
2022	14,274,246	—	—	(4,879,284)	—	—	2,358,349	(496,284)	—	11,257,027
2021	5,150,672	—	—	(3,291,640)	2,182,031	(1,013,582)	—	488,678	—	3,516,159
2020	5,757,874	—	—	(3,110,928)	3,074,670	(11,170)	—	(262,178)	—	5,448,268
Other Named Executive Officers (Average)(j)
2022	3,083,162	(5,501)	5,501	(1,886,660)	757,404	(90,068)	75,909	(3,353)	—	1,936,394
2021	1,290,711	(3,025)	3,025	(598,090)	369,290	(167,603)	—	44,124	—	938,432
2020	1,466,461	(10,411)	10,411	(608,612)	475,782	(1,596)	—	(36,289)	(243,196)	1,052,550

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other Named Executive Officers, amounts shown represent averages.

(b)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)
See footnote 1 above for the Named Executive Officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P SmallCap 600 Materials Index over the same period.

Tabular List [Table Text Block]
Performance Measures Used to Link Compensation Actually Paid to Company Performance
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Named Executive Officers for 2022. Please see the Compensation Discussion & Analysis for further information regarding these measures and how they were used in the 2022 executive compensation program.
•
Adjusted EBITDA

•
Synergy Run Rate Achievement

•
Relative Total Shareholder Return*

•
Adjusted Earnings Per Share*

•
Net Sales *

•
Operating Profit*

Total Shareholder Return Amount	$ 58.69	78.52	101.04
Peer Group Total Shareholder Return Amount	136.42	145.27	122.68
Net Income (Loss)	$ (6,600,000)	$ 88,900,000	$ 83,800,000
Company Selected Measure Amount	304.7	209.1	212.9
PEO Name	Julie Schertell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Synergy Run Rate Achievement
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Operating Profit
Julie Schertell [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,476,043
PEO Actually Paid Compensation Amount	2,066,898
Julie Schertell [Member] | GRANT DATE FAIR VALUE OF STOCK AWARDS GRANTED IN FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,790,000
Julie Schertell [Member] | FAIR VALUE AT FISCAL YEAR-END OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	470,473
Julie Schertell [Member] | CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	75,575
Julie Schertell [Member] | CHANGE IN FAIR VALUE AS OF VESTING DATE OF STOCK AWARDS GRANTED IN PRIOR YEARS FOR WHICH APPLICABLE VESTING CONDITIONS WERE SATISFIED DURING FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,043
Jeffrey Kramer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	14,274,246	$ 5,150,672	$ 5,757,874
PEO Actually Paid Compensation Amount	11,257,027	3,516,159	5,448,268
Jeffrey Kramer [Member] | GRANT DATE FAIR VALUE OF STOCK AWARDS GRANTED IN FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,879,284	3,291,640	3,110,928
Jeffrey Kramer [Member] | FAIR VALUE AT FISCAL YEAR-END OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,182,031	3,074,670
Jeffrey Kramer [Member] | CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,013,582	11,170
Jeffrey Kramer [Member] | CHANGE IN FAIR VALUE AS OF VESTING DATE OF STOCK AWARDS GRANTED IN PRIOR YEARS FOR WHICH APPLICABLE VESTING CONDITIONS WERE SATISFIED DURING FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	496,284	(488,678)	262,178
Jeffrey Kramer [Member] | FAIR VALUE AT VESTING OF STOCK AWARDS GRANTED IN FISCAL YEAR THAT VESTED DURING FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,358,349
Non-PEO NEO [Member] | GRANT DATE FAIR VALUE OF STOCK AWARDS GRANTED IN FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,886,660	598,090	608,612
Non-PEO NEO [Member] | FAIR VALUE AT FISCAL YEAR-END OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	757,404	369,290	475,782
Non-PEO NEO [Member] | CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	90,068	167,603	1,596
Non-PEO NEO [Member] | CHANGE IN FAIR VALUE AS OF VESTING DATE OF STOCK AWARDS GRANTED IN PRIOR YEARS FOR WHICH APPLICABLE VESTING CONDITIONS WERE SATISFIED DURING FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,353	(44,124)	36,289
Non-PEO NEO [Member] | FAIR VALUE AT VESTING OF STOCK AWARDS GRANTED IN FISCAL YEAR THAT VESTED DURING FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	75,909
Non-PEO NEO [Member] | CHANGE IN ACCUMULATED BENEFITS UNDER DEFINED BENEFIT AND ACTUARIAL PENSION PLANS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,501	3,025	10,411
Non-PEO NEO [Member] | SERVICE COSTS UNDER DEFINED BENEFIT AND ACTUARIAL PENSION PLANS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,501	$ 3,025	10,411
Non-PEO NEO [Member] | FAIR VALUE AS OF PRIOR FISCAL YEAR-END OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS THAT FAILED TO MEET APPLICABLE VESTING CONDITIONS DURING FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 243,196